UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-HR

FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [   ]; Amendment Number: ______
   This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Karpus Investment Management
Address:  183 Sully's Trail
	  Pittsford, New York 14534

Form 13F File Number:  28-11445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George W. Karpus
Title:	President / CEO
Phone:	585-586-4680

Signature, Place, and Date of Signing:
	November 14, 2012	         George Karpus			Pittsford, New York 14534
               [Date]		  [Signature]			       [City, State]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-________________	_________________________________________
	[Repeat as necessary.]

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     	  N/A

Form 13F Information Table Entry Total:   116

Form 13F Information Table Value Total:    $1,313,342.03  (x$1,000)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.	          Form 13F File Number		Name

       NONE

       [Repeat as necessary.]

FORM 13F INFORMATION TABLE
Col 1				Col 2	Col 3		Col 4		Col 5				Col 6	Col 7	Col 8
Name of Issuer			Title	CUSIP		Value		Shares		SH/	PUT/ 	Invest.	Other 	Voting Authority
				of 			x($1,000)	or PRN AMT	PRN	Call	Disc'n	Mgrs	Sole		Shared	None
				Class
ABBOTT LABORATORIES		Common	002824100	 $201.57 	 2,940 	 	 SH  	n/a	sole	n/a	sole		0	0
ABERDEEN EMERGING MARKETS T	Common	00301T102	 $2,639.26 	 127,624 	 SH  	n/a	sole	n/a	sole		0	0
ABERDEEN ISRAEL FUND, INC	Common	00301L109	 $408.19 	 31,667 	 SH  	n/a	sole	n/a	sole		0	0
ABERDEEN LATIN AMERICA EQUI	Common	00306K106	 $702.84 	 20,384 	 SH  	n/a	sole	n/a	sole		0	0
ADAMS EXPRESS COMPANY		Common	006212104	 $25,622.88 	 2,259,513 	 SH  	n/a	sole	n/a	sole		0	0
ALLIANCEBERNSTEIN INC FUND	Common	01881E101	 $74,125.57 	 8,579,348 	 SH  	n/a	sole	n/a	sole		0	0
AMERICAN STRATEGIC INC III	Common	03009T101	 $138.80 	 18,532 	 SH  	n/a	sole	n/a	sole		0	0
ASIA PACIFIC FUND INC		Common	044901106	 $4,699.40 	 457,140 	 SH  	n/a	sole	n/a	sole		0	0
BANCROFT FUND LTD		Common	059695106	 $205.32 	 12,229 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK CREDIT ALLOC IV	Common	092508100	 $2,291.84 	 161,625 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK ENHANCED DIVIDEND	Common	09251A104	 $6,607.92 	 874,064 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK INCOME TRUST		Common	09247F100	 $4,234.51 	 551,368 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK INTERNATIONAL GRO	Common	092524107	 $8,186.98 	 1,123,042 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK PRFD OPPRTY TRUST	Common	09249V103	 $1,226.68 	 101,295 	 SH  	n/a	sole	n/a	sole		0	0
BOULDER TOTAL RETURN FUND	Common	101541100	 $4,180.66 	 232,259 	 SH  	n/a	sole	n/a	sole		0	0
CENTRAL EUROPE & RUSSIA FUN	Common	153436100	 $391.00 	 11,710 	 SH  	n/a	sole	n/a	sole		0	0
CHINA FUND INC			Common	169373107	 $1,028.37 	 46,136 	 SH  	n/a	sole	n/a	sole		0	0
CORNING INC COM			Common	219350105	 $263.00 	 20,000 	 SH  	n/a	sole	n/a	sole		0	0
DELAWARE INV FL INSD MUNI I	Common	24610T108	 $274.69 	 19,372 	 SH  	n/a	sole	n/a	sole		0	0
DTF TAX-FREE INCOME INC		Common	23334J107	 $1,627.92 	 92,338 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE ENH EQT INC II	Common	278277108	 $17,414.13 	 1,571,672 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE ENHANCED EQ INC	Common	278274105	 $21,672.82 	 1,956,031 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE MI MUNICIPAL IN	Common	27826D106	 $1,598.12 	 114,315 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE RISK-MANAGED DI	Common	27829G106	 $141.47 	 13,435 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE TAX-MANAGED DIV	Common	27828N102	 $23,590.48 	 2,480,597 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE TAX-MANAGED GLO	Common	27829F108	 $8,608.76 	 977,158 	 SH  	n/a	sole	n/a	sole		0	0
ETF POWERSHARES INSURED		Common	73936T474	 $60,983.47 	 2,368,290 	 SH  	n/a	sole	n/a	sole		0	0
EXXON MOBIL CORPORATION		Common	30231G102	 $703.62 	 7,694 	 	 SH  	n/a	sole	n/a	sole		0	0
FEDERATED ENHANCED TREASURY	Common	314162108	 $12,521.92 	 876,885 	 SH  	n/a	sole	n/a	sole		0	0
FORT DEARBORN INCOME SEC	Common	347200107	 $4,483.80 	 260,686 	 SH  	n/a	sole	n/a	sole		0	0
FRANKLIN STREET PROPERTIES 	Common	35471R106	 $704.04 	 63,599 	 SH  	n/a	sole	n/a	sole		0	0
GABELLI DIVIDEND & INCOME T	Common	36242H104	 $14,973.68 	 883,403 	 SH  	n/a	sole	n/a	sole		0	0
GENERAL AMERICAN INVESTORS	Common	368802104	 $22,627.60 	 778,651 	 SH  	n/a	sole	n/a	sole		0	0
GREATER CHINA FUND		Common	39167B102	 $2,631.69 	 230,850 	 SH  	n/a	sole	n/a	sole		0	0
GSI GROUP, INC.			Common	36191C205	 $148.50 	 16,667 	 SH  	n/a	sole	n/a	sole		0	0
ILLINOIS TOOL WORKS		Common	452308109	 $202.20 	 3,400 	 	 SH  	n/a	sole	n/a	sole		0	0
INDIA FUND INC			Common	454089103	 $873.52 	 37,587 	 SH  	n/a	sole	n/a	sole		0	0
INTERNATIONAL BUSINESS MACH	Common	459200101	 $758.02 	 3,654 	 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES BARCLAYS 1-3 YEAR C	Common	464288646	 $15,849.41 	 149,862 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES BARCLAYS MBS BOND F	Common	464288588	 $10,282.33 	 94,195 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES IBOXX INV GR CORP B	Common	464287242	 $17,889.23 	 146,910 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES LEHMAN TRES INF PR 	Common	464287176	 $4,002.37 	 32,871 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI AUSTRALIA INDE	Common	464286103	 $3,504.22 	 147,298 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI BRAZIL INDEX F	Common	464286400	 $3,201.43 	 59,220 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI CANADA		Common	464286509	 $21,633.40 	 759,333 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI EAFE INDEX FUN	Common	464287465	 $1,192.50 	 22,500 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI EMU		Common	464286608	 $7,232.73 	 240,690 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI FRANCE INDEX F	Common	464286707	 $7,243.16 	 345,241 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI HONG KONG INDE	Common	464286871	 $2,199.23 	 120,837 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI JAPAN INDEX FD	Common	464286848	 $4,439.89 	 484,176 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI PACIFIC EX JPN	Common	464286665	 $10,202.06 	 228,797 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI UNITED KINGDOM	Common	464286699	 $11,754.46 	 675,695 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES S&P 500 INDEX FUND	Common	464287200	 $2,263.18 	 15,673 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES S&P EUROPE 350		Common	464287861	 $600.57 	 16,445 	 SH  	n/a	sole	n/a	sole		0	0
JAPAN EQUITY FUND		Common	471057109	 $3,224.26 	 633,449 	 SH  	n/a	sole	n/a	sole		0	0
JAPAN SMALLER CAPITALIZATIO	Common	47109U104	 $6,144.30 	 852,191 	 SH  	n/a	sole	n/a	sole		0	0
JF CHINA REGION FUND INC	Common	46614T107	 $2,579.12 	 204,692 	 SH  	n/a	sole	n/a	sole		0	0
KIMBERLY-CLARK CORPORATION	Common	494368103	 $430.53 	 5,019 	 	 SH  	n/a	sole	n/a	sole		0	0
KOREA EQUITY FUND		Common	50063B104	 $1,363.24 	 137,424 	 SH  	n/a	sole	n/a	sole		0	0
LAZARD GLOBAL TOT RT & INC	Common	52106W103	 $3,825.34 	 254,853 	 SH  	n/a	sole	n/a	sole		0	0
LAZARD WORLD DIVIDEND & INC	Common	521076109	 $229.76 	 18,879 	 SH  	n/a	sole	n/a	sole		0	0
LENNOX INTERNATIONAL INC.	Common	526107107	 $4,924.98 	 101,840 	 SH  	n/a	sole	n/a	sole		0	0
LIBERTY ALL STAR EQUITY FUN	Common	530158104	 $23,004.09 	 4,762,751 	 SH  	n/a	sole	n/a	sole		0	0
LIBERTY ALL-STAR GROWTH FD	Common	529900102	 $636.89 	 150,566 	 SH  	n/a	sole	n/a	sole		0	0
LMP CAPITAL AND INCOME FUND	Common	50208A102	 $787.24 	 54,556 	 SH  	n/a	sole	n/a	sole		0	0
LMP REAL ESTATE INCOME FUND	Common	50208C108	 $2,154.25 	 186,515 	 SH  	n/a	sole	n/a	sole		0	0
MACQUARIE GLOBAL INFR TOT R	Common	55608D101	 $11,342.51 	 592,298 	 SH  	n/a	sole	n/a	sole		0	0
MARKET VECTORS INTERMEDIATE	Common	57060U845	 $947.93 	 39,980 	 SH  	n/a	sole	n/a	sole		0	0
MARKET VECTORS-LEHMAN BROS 	Common	57060U886	 $1,032.25 	 50,900 	 SH  	n/a	sole	n/a	sole		0	0
MEXICO EQUITY AND INCOME FD	Common	592834105	 $876.89 	 68,294 	 SH  	n/a	sole	n/a	sole		0	0
MONTGOMERY ST INCOME SEC IN	Common	614115103	 $2,206.94 	 129,973 	 SH  	n/a	sole	n/a	sole		0	0
MORGAN STANLEY ASIA PACIFIC	Common	61744U106	 $6,115.77 	 437,779 	 SH  	n/a	sole	n/a	sole		0	0
MORGAN STANLEY EMRG MARKETS	Common	61744G107	 $1,969.61 	 134,628 	 SH  	n/a	sole	n/a	sole		0	0
MORGAN STANLEY INDIA INVEST	Common	61745C105	 $515.03 	 29,481 	 SH  	n/a	sole	n/a	sole		0	0
NEW GERMANY FUND		Common	644465106	 $10,020.18 	 688,710 	 SH  	n/a	sole	n/a	sole		0	0
NEW IRELAND FUND INC		Common	645673104	 $339.99 	 39,999 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN ARIZONA DVD ADV MUN 	Common	67072E101	 $303.74 	 20,155 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN MICHIGAN DIVIDEND AD	Common	67070W103	 $371.54 	 24,852 	 SH  	n/a	sole	n/a	sole		0	0
PAYCHEX CORPORATION		Common	704326107	 $255.30 	 7,669 	 	 SH  	n/a	sole	n/a	sole		0	0
POWERSHARES BUILD AMERICA P	Common	73937B407	 $39,936.81 	 1,328,570 	 SH  	n/a	sole	n/a	sole		0	0
PUTNAM MUNI OPPORTUNITIES T	Common	746922103	 $22,061.06 	 1,667,503 	 SH  	n/a	sole	n/a	sole		0	0
ROYCE VALUE TRUST		Common	780910105	 $20,046.74 	 1,533,798 	 SH  	n/a	sole	n/a	sole		0	0
RYDEX S&P EQUAL WEIGHT ETF	Common	78355W106	 $26,999.71 	 517,434 	 SH  	n/a	sole	n/a	sole		0	0
SINGAPORE FUND INC		Common	82929L109	 $4,601.30 	 332,945 	 SH  	n/a	sole	n/a	sole		0	0
SPDR BARCLAYS CAPITAL INTL 	Common	78464A516	 $9,134.91 	 148,318 	 SH  	n/a	sole	n/a	sole		0	0
SPDR BARCLAYS CAPITAL MUNIC	Common	78464A458	 $98,033.42 	 3,988,341 	 SH  	n/a	sole	n/a	sole		0	0
SPDR DOW JONES INDUSTRIAL A	Common	78467X109	 $47,567.11 	 354,846 	 SH  	n/a	sole	n/a	sole		0	0
SPDR GOLD TRUST			Common	78463V107	 $29,786.82 	 173,290 	 SH  	n/a	sole	n/a	sole		0	0
SPDR LEHMAN SHORT TERM MUNI	Common	78464A425	 $40,367.99 	 1,647,673 	 SH  	n/a	sole	n/a	sole		0	0
SPDR TRUST SERIES 1		Common	78462F103	 $69,498.78 	 482,731 	 SH  	n/a	sole	n/a	sole		0	0
SPECIAL OPPORTUNITIES FUND	Common	84741T104	 $18,367.47 	 1,172,891 	 SH  	n/a	sole	n/a	sole		0	0
SWISS HELVETIA FUND		Common	870875101	 $8,921.45 	 828,361 	 SH  	n/a	sole	n/a	sole		0	0
TAIWAN FUND INC			Common	874036106	 $184.07 	 11,156 	 SH  	n/a	sole	n/a	sole		0	0
TEMPLETON DRAGON FUND INC	Common	88018T101	 $750.65 	 29,288 	 SH  	n/a	sole	n/a	sole		0	0
TEMPLETON EMERGING MKTS FND	Common	880191101	 $564.98 	 30,672 	 SH  	n/a	sole	n/a	sole		0	0
TEMPLETON RUSSIA & EAST EUR	Common	88022F105	 $319.48 	 20,829 	 SH  	n/a	sole	n/a	sole		0	0
TEXTRON INC			Common	883203101	 $206.01 	 7,872 	 	 SH  	n/a	sole	n/a	sole		0	0
THAI CAPITAL FUND, INC.		Common	882905201	 $466.22 	 39,950 	 SH  	n/a	sole	n/a	sole		0	0
THAI FUND INC			Common	882904105	 $398.40 	 22,675 	 SH  	n/a	sole	n/a	sole		0	0
THE EUROPEAN EQUITY FUND, I	Common	298768102	 $5,374.19 	 802,118 	 SH  	n/a	sole	n/a	sole		0	0
TRI-CONTINENTAL CORPORATION	Common	895436103	 $25,442.71 	 1,568,601 	 SH  	n/a	sole	n/a	sole		0	0
TURKISH INVESTMENT FUND, IN	Common	900145103	 $178.14 	 11,956 	 SH  	n/a	sole	n/a	sole		0	0
VAN KAMP TR/INV GRD NY MUNI	Common	46131T101	 $2,046.55 	 123,286 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD EMERGING MARKET ET	Common	922042858	 $15,851.35 	 379,946 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD EUROPE PACIFIC ETF	Common	921943858	 $31,166.92 	 947,899 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD EUROPEAN ETF		Common	922042874	 $26,340.41 	 581,980 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD LARGE-CAP ETF		Common	922908637	 $27,651.75 	 420,943 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD MID-CAP ETF		Common	922908629	 $23,175.40 	 285,552 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD PACIFIC ETF		Common	922042866	 $16,142.50 	 320,542 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD S&P 500 ETF		Common	922908413	 $54,431.26 	 825,717 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD SMALL-CAP ETF		Common	922908751	 $25,754.59 	 321,370 	 SH  	n/a	sole	n/a	sole		0	0
WA/CLAY US INFL-LKD OPP&INC	Common	95766R104	 $15,208.16 	 1,130,718 	 SH  	n/a	sole	n/a	sole		0	0
WA/CLAY US INFL-LKD SEC&INC	Common	95766Q106	 $3,309.94 	 249,430 	 SH  	n/a	sole	n/a	sole		0	0
WESTERN ASSET INFLATION MAN	Common	95766U107	 $28,712.42 	 1,509,813 	 SH  	n/a	sole	n/a	sole		0	0
ZWEIG FUND INC			Common	989834205	 $12,302.39 	 971,753 	 SH  	n/a	sole	n/a	sole		0	0
ZWEIG TOTAL RETURN FUND INC	Common	989837208	 $19,252.88 	 1,520,765 	 SH  	n/a	sole	n/a	sole		0	0
Total Securities: 116					 $1,313,342.03







